Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	ICZOOM GROUP INC.
Trading Symbol	IZM
Document Type	20-F
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity Central Index Key	0001854572
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41645
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Title of 12(b) Security	Class A Ordinary shares, par value $0.16 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	3487
Auditor Name	Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room 3801, Building A, Sunhope e·METRO, No. 7018 Cai Tian Road
Entity Address, Address Line Two	Futian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
Contact Personnel Name	Mr. Lei Xia
City Area Code	86 755
Local Phone Number	86036281
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	6,496,874
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,829,500